ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31, 2022	December 31, 2021
	$	$
Trade payables and accrued liabilities	12,825	13,284
Wages and benefits liabilities	2,524	1,772
Other payables	80	137
Accounts payables and accrued liabilities	15,429	15,193